Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Certificates
Series ML10 Class ACA (FHLMC)
06/25/2038	2.046%	2,473,962	2,112,404
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,567,182)			2,112,404

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.3%
City of Fresno Airport(a)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	512,409
07/01/2030	5.125%	1,050,000	1,075,295
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	5,386,968
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,582,101
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,252,040
Senior Series 2020C
05/15/2050	4.000%	4,000,000	4,001,664
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,138,695
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	5,879,267
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Refunding Revenue Bonds
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,075,139
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,375,738
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,124,485
Total			32,403,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 7.4%
California Infrastructure & Economic Development Bank(b)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,245,049
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,300,000	2,207,332
California Infrastructure & Economic Development Bank(b),(c)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	39,700,000	2,920,562
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	872,370
06/15/2049	5.000%	1,400,000	1,401,096
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	1,600,000	1,648,227
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,567,383
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	772,107
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,114,997
07/01/2045	5.000%	1,705,000	1,747,064
Aspire Public School
Series 2022
08/01/2061	5.000%	4,000,000	4,155,614
Aspire Public Schools
Series 2020A
08/01/2059	5.000%	3,120,000	3,236,364
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	783,067
06/01/2061	4.000%	2,890,000	2,142,804
Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,561,415
Series 2018
08/01/2048	5.000%	1,750,000	1,805,175
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,021,447
Series 2015A
07/01/2045	5.000%	1,000,000	1,025,224
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,048,211
Santa Clarita Valley International School Project
Series 2021
06/01/2051	4.000%	750,000	633,746
06/01/2061	4.000%	1,175,000	948,483
Total			37,857,737
Higher Education 5.5%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,555,243
Series 2018-A
12/01/2044	5.000%	2,000,000	2,105,222
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,124,137
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,619,064
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,058,331
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	319,911
Revenue Bonds
Biola University
Series 2013
10/01/2042	5.000%	2,360,000	2,409,673
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,102,717
04/01/2041	5.000%	2,000,000	2,201,291
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(b)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,273,307
California Statewide Communities Development Authority(b)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,101,927
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,435,295
11/01/2043	5.875%	1,875,000	1,922,290
Total			28,228,408
Hospital 17.6%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,251,031
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	1,023,839
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	4,415,975
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	7,889,879
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,260,727
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,059,553
Subordinated Series 2020A-2
11/01/2051	4.000%	5,195,000	5,200,827
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	2,000,000	2,007,323
02/01/2047	5.000%	2,000,000	2,094,668
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	4,593,290

2	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,135,294
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,012,182
03/01/2048	5.000%	5,000,000	5,253,786
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,079,633
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	741,258
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,050,443
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	982,110
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	502,512
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,718,755
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	7,848,143
California Statewide Communities Development Authority(b)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,076,646
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,924,540
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	7,500,000	7,549,182
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	545,490
07/01/2048	4.000%	500,000	479,995
Total			90,697,081
Human Service Provider 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,146,137
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,707,603
Total			5,853,740
Local Appropriation 0.8%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	575,000	570,169
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2043	4.000%	1,500,000	1,556,139
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,082,432
Total			4,208,740
Local General Obligation 12.8%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	896,054
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,404,622
Series 2021B
08/01/2046	3.000%	3,175,000	2,651,263
08/01/2050	2.375%	3,000,000	2,137,311

Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,433,366
Chaffey Joint Union High School District(c)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	330,122
08/01/2035	0.000%	660,000	416,286
08/01/2036	0.000%	1,000,000	601,992
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,123,265
Coast Community College District(c)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,021,323
08/01/2043	0.000%	7,250,000	3,138,093
Compton Unified School District(c)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,655,425
Conejo Valley Unified School District(c)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,267,681
08/01/2030	0.000%	1,000,000	727,235
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,514,796
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,087,062
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	2,750,000	2,797,012
El Monte Union High School District(c)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,010,018
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,970,783
08/01/2038	3.000%	5,615,000	5,310,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fresno Unified School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2045	4.000%	1,000,000	1,015,360
Glendale Community College District(c)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	608,179
02/01/2045	0.000%	1,250,000	478,735
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	734,716
Long Beach Unified School District(c)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,034,214
Manteca Unified School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,964,049
Monterey Peninsula Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,558,309
08/01/2033	0.000%	2,000,000	1,404,828
Mount San Antonio Community College District(c)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	2,992,233
Pomona Unified School District(c)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	683,908
08/01/2034	0.000%	1,610,000	1,050,535
Poway Unified School District(c)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,846,402
San Diego Unified School District(c)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,197,938
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,405,948

4	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,585,869
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	235,000	235,015
Val Verde Unified School District
Unlimited General Obligation Bonds
Series 2020A (BAM)
08/01/2046	4.000%	700,000	707,778
Total			65,998,440
Multi-Family 11.0%
California Community Housing Agency(b)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,552,786
Mira Vista Hills Apartments
Series 2021
02/01/2056	4.000%	4,000,000	3,341,657
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,347,681
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,605,196	4,676,608
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	4,466,976	4,321,452
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	978,328
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,273,667
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,574,437
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,013,628
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CMFA Special Finance Agency(b)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,425,904
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	3,000,000	2,420,107
CMFA Special Finance Agency VIII(b)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	2,000,000	1,620,703
CSCDA Community Improvement Authority(b)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,892,647
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,496,816
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,506,386
12/01/2056	4.000%	1,000,000	806,073
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,460,254
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,492,799
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,508,149
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,567,605
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,473,080
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,393,135
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,071,963
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,736,889

Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,603,196
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	4,017,992
Total			56,573,942
Municipal Power 2.2%
Guam Power Authority(d)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	3,000,000	3,235,858
Puerto Rico Electric Power Authority(d),(e)
Revenue Bonds
Series 2010XX
07/01/2040	5.250%	5,465,000	4,467,638
Series 2012A
07/01/2042	5.000%	4,250,000	3,474,375
Total			11,177,871
Other Bond Issue 1.2%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,056,836
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
11/25/2033	3.350%	3,834,302	3,880,499
Total			5,937,335
Ports 1.0%
Port of Los Angeles(a)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,131,934
Prepaid Gas 0.2%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,269,211
Recreation 0.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	1,500,000	1,510,604
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 3.3%
California Health Facilities Financing Authority
Prerefunded 07/01/23 Revenue Bonds
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,062,495
California School Finance Authority(b)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,124,724
07/01/2046	6.375%	155,000	172,926
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	150,000	164,052
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,354,034
Prerefunded 12/01/23 Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,104,270
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2038	5.000%	625,000	626,873
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	170,000	174,969
City of Vernon Electric System
Prerefunded 08/01/22 Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,000,000
Corona-Norco Unified School District
Prerefunded 09/01/23 Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,348,378
Glendale Unified School District(c)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,378,409
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	690,651

6	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside Community College District(c)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	447,507
08/01/2031	0.000%	1,000,000	707,929
Riverside County Transportation Commission
Prerefunded 06/01/23 Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,553,292
Total			16,910,509
Resource Recovery 0.0%
California Municipal Finance Authority(a),(b),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 4.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,749,606
07/01/2044	5.000%	700,000	747,476
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,489,496
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,957,123
10/01/2049	4.000%	2,500,000	2,431,579
Paradise Valley Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,303,046
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2046	5.000%	1,000,000	988,832
11/15/2056	5.000%	1,000,000	966,525
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,851,756
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,277,974
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,692,875
04/01/2047	5.000%	250,000	260,919
Series 2021
04/01/2046	3.000%	1,000,000	809,275
04/01/2051	3.000%	1,250,000	974,146
Total			24,500,628
Sales Tax 3.9%
Commonwealth of Puerto Rico(c),(d)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,945,522	955,738
Subordinated Series 2022
11/01/2043	0.000%	924,532	493,469
Puerto Rico Sales Tax Financing Corp.(c),(d)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	37,900,000	10,999,774
Puerto Rico Sales Tax Financing Corp.(d)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	6,000,000	6,052,027
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,688,778
Total			20,189,786
Special Non Property Tax 0.2%
Puerto Rico Highway & Transportation Authority(d),(e)
Revenue Bonds
Series 2007M
07/01/2046	0.000%	555,000	166,500
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,780,000	834,000
Total			1,000,500

Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 7.0%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,145,000	1,148,525
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	535,000	536,627
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,133,738
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,094,347
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,614,115
09/01/2036	5.000%	2,435,000	2,585,173
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	15,000	15,062
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	793,469
09/01/2051	4.000%	865,000	784,626
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	771,360
09/01/2044	5.000%	1,025,000	1,050,207
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,506,920
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	1,315,000	1,389,396
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	90,000	91,902
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,143,079
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	275,973
09/01/2040	4.000%	690,000	676,803
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,056,264
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,303,405
08/01/2040	5.750%	2,000,000	2,005,295
Pittsburg Successor Agency Redevelopment Agency(c)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,012,963
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,400,000	1,503,550
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,111,027
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,042,878
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,254,460

8	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2045	5.000%	1,000,000	1,097,773
10/01/2049	5.000%	1,000,000	1,090,962
Total			36,089,899
State Appropriated 1.9%
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,536,549
Series 2014B
10/01/2039	5.000%	1,000,000	1,052,452
Various Capital Projects
Series 2020B
03/01/2045	4.000%	1,850,000	1,906,753
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,092,194
Total			9,587,948
State General Obligation 2.6%
Commonwealth of Puerto Rico(c),(d)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	61,827	57,499
Commonwealth of Puerto Rico(d)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	595,264	667,960
07/01/2033	4.000%	185,161	177,240
07/01/2035	4.000%	166,435	157,097
07/01/2037	4.000%	142,845	133,371
07/01/2041	4.000%	194,215	178,211
07/01/2046	4.000%	641,981	577,826
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,461,679
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	7,000,000	7,792,164
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			13,205,052
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 3.4%
California County Tobacco Securitization Agency(c)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,306,541
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,189,813
Golden State Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	5,088,512
Tobacco Securitization Authority of Northern California(c)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	878,496
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	4,385,000	4,503,809
Tobacco Securitization Authority of Southern California(c)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,277,400
Total			17,244,571
Turnpike / Bridge / Toll Road 2.4%
Foothill-Eastern Transportation Corridor Agency(c)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,303,399
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,434,568
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2046	4.000%	525,000	521,708
Riverside County Transportation Commission(c)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,400,261
06/01/2033	0.000%	2,940,000	1,907,891

Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	990,989
Total			12,558,816
Water & Sewer 1.9%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,383,099
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,144,674
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Series 2020A (BAM)
12/01/2055	4.000%	4,500,000	4,452,555
Total			9,980,328
Total Municipal Bonds (Cost $541,503,566)			508,171,781
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(f)	163,223	163,207
Total Money Market Funds (Cost $163,213)		163,207
Total Investments in Securities (Cost: $544,233,961)		510,447,392
Other Assets & Liabilities, Net		4,043,107
Net Assets		514,490,499

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $90,435,281, which represents 17.58% of total net assets.
(c)	Zero coupon bond.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2022, the total value of these securities amounted to $32,628,583, which represents 6.34% of total net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2022, the total value of these securities amounted to $8,997,413, which represents 1.75% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2022

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